Right-of-use assets - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Lease agreement period	20 years
Annual interest rate	6.50%
Amount of short term and variable lease payments exempted	$ 3,790,971	$ 4,958,760	$ 3,824,195
Short term lease expense exempted	3,129,893	3,334,241	1,995,392
Variable lease expense exempted	661,078	1,624,519	1,828,803
Right of use assets recognized	160,788,861	55,502,192
Right-of-use assets [member]
Disclosure Of Property Plant And Equipment [Line Items]
Right of use assets recognized	$ 160,788,861	$ 55,502,192	$ 55,843,510